Nature of operations	12 Months Ended
Dec. 31, 2025
Nature of Operations Details Narrative [Abstract]
Nature of operations	Nature of operations

On December 29, 2025 Mogo Inc. changed its name to Orion Digital Corp ("Orion Digital," "Orion" or the "Company").

Mogo Inc. was incorporated under the Business Corporations Act (British Columbia) on June 21, 2019 following the combination with Mogo Finance Technology Inc. The address of the Company's registered office is Suite 1700, Park Place, 666 Burrard Street, Vancouver, British Columbia, Canada, V6C 2X8. The Company’s common shares (the “Common Shares”) are listed on the Toronto Stock Exchange (“TSX”) and the Nasdaq Capital Market under the symbol “ ORIO”.

Orion Digital Corp. is a financial technology company operating digital platforms across wealth and payments, supported by a consumer lending business in Canada. The Company’s Wealth platform, Intelligent Investing, provides long-term investing solutions to the Canadian market. Orion also operates a consumer lending business in Canada. The Company’s Payments business is operated through Carta Worldwide (“Carta”), a wholly owned subsidiary that provides issuer processing, program management, and regulated payment orchestration services across Europe. The Company allocates capital to support growth in its Wealth and Payments platforms and to maintain balance sheet flexibility.

On August 14, 2023, the Company completed a share consolidation of its share capital on the basis of one post-consolidation common share of Orion Digital for each three pre-consolidation common shares of Orion Digital (the "Share Consolidation"). Outstanding stock options and outstanding warrants were similarly adjusted by the Share Consolidation ratio. The Share Consolidation resulted in 74,610,924 pre-consolidation common shares issued and outstanding on August 11, 2023, being consolidated into 24,870,308 post-consolidation common shares on August 14, 2023. In accordance with the Share Consolidation, all common shares and per-share amounts for the prior periods disclosed herein reflect the post-Share Consolidation shares unless otherwise specified.